Transactions with Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Compensation of non-executive directors
	For the year ended December 31,
	2018	2017	2016
Director’s remuneration	145	145	130
Share-based payments	40	40	35
Total	185	185	165

Compensation of executive director
	For the year ended December 31,
	2018	2017	2016
Short-term employee benefits	235	229	82
Share-based payments	-	-	15
Total	235	229	97